Short-Term Borrowings (Tables)	6 Months Ended
Mar. 31, 2023
Short-Term Borrowings [Abstract]
Schedule of short-term borrowings
	March 31,	September 30,
	2023	2022
	(Unaudited)
Short-term bank loans	$17,764,576	$14,469,670
Short-term loans from third-party individuals and entities	7,009,362	6,823,293
Total	$24,773,938	$21,292,963

Short-term bank loans
Bank Name	Amount - RMB	Amount - USD	Issuance Date	Expiration Date	Interest
Bank of Communications	2,000,000	291,223	7/26/2022	7/25/2023	3.70%
Bank of Communications	3,000,000	436,834	8/4/2022	8/2/2023	3.70%
Bank of Communications	3,000,000	436,834	9/19/2022	9/15/2023	4.35%
Bank of Nanjing*	9,000,000	1,310,500	4/4/2023	10/3/2023	3.70%
Bank of Nanjing***	6,900,000	1,004,718	10/18/2022	10/10/2023	3.70%
Bank of Nanjing*	6,100,000	888,229	7/5/2022	7/3/2023	3.70%
Bank of China*	10,000,000	1,456,113	8/10/2022	8/3/2023	3.70%
Bank of Ningbo	10,000,000	1,456,113	6/23/2022	6/20/2023	4.20%
Zijin Rural Commercial Bank	4,750,000	691,654	3/3/2023	3/3/2025	4.20%
Zijin Rural Commercial Bank	5,250,000	764,459	1/31/2023	1/20/2025	4.35%
Bank of Jiangsu	5,000,000	728,056	8/11/2022	8/10/2023	4.35%
Agricultural Bank of China	10,000,000	1,456,113	11/9/2022	11/1/2023	3.65%
Bank of Nanjing*	5,000,000	728,056	5/30/2022	5/19/2023	3.80%
Bank of Communications	7,800,000	1,135,768	4/24/2022	4/23/2023	3.70%
Bank of Communications	2,200,000	320,345	4/25/2022	4/25/2023	3.70%
Agricultural Bank of China	10,000,000	1,456,113	1/1/2023	1/1/2024	3.65%
Bank of Chengdu	7,000,000	1,019,279	5/20/2022	5/19/2023	4.55%
Bank of Chengdu	5,000,000	728,056	3/22/2023	8/21/2023	8.50%
Bank of Chengdu	10,000,000	1,456,113	8/19/2022	8/19/2023	3.90%
Total	122,000,000	$17,764,576
*	As of March 31, 2023 a total of $5,387,616 bank loans were guaranteed by, or pledged by the personal assets owned by the Company’s major shareholder, Mr. Tao Ling and his immediate family members. No guarantee-fee was charged by Mr. Tao Ling and his immediate family members for the guarantees for the six months ended March 31, 2023.

**	These short-term borrowings were repaid and renewed upon maturity.

Bank Name	Amount - RMB	Amount - USD	Issuance Date	Expiration Date	Interest
Bank of Nanjing*	10,000,000	1,405,778	7/5/2022	7/3/2023	3.70%
Bank of Nanjing***	6,900,000	969,987	10/13/2021	10/12/2022	4.35%
Bank of Nanjing*	5,000,000	702,889	5/24/2022	5/19/2023	3.80%
Bank of Communications	6,100,000	857,524	7/26/2022	7/25/2023	3.70%
Bank of Communications	2,000,000	281,156	8/4/2022	8/2/2023	3.70%
Bank of Communications	4,180,000	587,614	9/19/2022	9/15/2023	3.65%
Bank of Communications	3,000,000	421,733	9/19/2022	9/15/2023	3.65%
Bank of Communications	2,200,000	309,271	4/25/2022	4/23/2023	3.70%
Bank of Communications	7,800,000	1,096,507	4/24/2022	4/21/2023	3.70%
Bank of Chengdu	7,000,000	984,044	5/20/2022	5/19/2023	4.55%
Bank of Chengdu	5,000,000	702,889	3/24/2022	3/23/2023	4.55%
Zijin Rural Commercial Bank	2,000,000	281,156	3/17/2022	3/16/2023	4.45%
Bank of China*	3,000,000	421,733	8/10/2022	8/3/2023	3.70%
Bank of China*	10,000,000	1,405,778	8/19/2022	8/19/2023	3.90%
Bank of Jiangsu	10,000,000	1,405,778	8/11/2022	8/10/2023	4.36%
Bank of Ningbo	9,000,000	1,265,200	6/23/2022	6/20/2023	4.20%
Bank of Yongfeng**	4,750,000	667,744	4/1/2022	9/16/2022	4.90%
Bank of Yongfeng	5,000,000	702,889	8/25/2022	2/24/2023	4.20%
Total	102,930,000	$14,469,670

Schedule of company’s bank loans are guaranteed by the Company’s major shareholder
	March 31,	September 30,
	2023	2022
	(Unaudited)
Buildings, net	$1,032,078	$659,777
Bank deposit	316,796	321,980
Total	$1,348,874	$981,757